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FORM N-PX/A

Amendment to

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue New York, New York			10022-6839
(Address of principal executive offices)			(Zip code)

Thomas L. Martin, Senior Vice President and Associate General Counsel Mutual of America Investment Corporation 320 Park Avenue New York, New York 10022-6839
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-224-1562

Date of fiscal year end:	12/31/05

Date of reporting period:	6/30/05

The form N-PX which was filed with the S.E.C. in the EDGAR system on August 17, 2005 is incorporated herein by reference as if fully and completely set forth herein.  The August 17, 2005 Form N-PX is amended by adding the following sentence:

The Money Market Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund and the Bond Fund did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mutual of America Investment Corporation

By (Signature and Title)*	/s/ Manfred Altstadt, Chairman, President and Chief Executive Officer

Date	November 23, 2005

* Print the name and title of each signing officer under his or her signature.

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